SHARE-BASED PAYMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	0	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding awards vesting period (in years)		3 years
Weighted Average Price [Abstract]
Nonvested beginning balance (in dollars per share)	$ 35.27	$ 27.21
Granted (in dollars per share)		$ 47.46	$ 36.65	$ 28.50
Released to participants (in dollars per share)		$ 19.06
Forfeited (in dollars per share)		$ 37.23
Nonvested ending balance (in dollars per share)		$ 35.27	$ 27.21
Fair value of shares granted		$ 7,940,000	$ 11,030,000	$ 11,728,000
Unrecognized compensation cost related to our nonvested restricted stock unit awards		9,300,000
Period over which compensation cost related to nonvested restricted stock will be recognized (in years)		1 year 8 months 4 days
Share-based compensation arrangement by share-based payment award, equity instruments other than options, reduction due to separation of subsidiary	77,000
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, reduction due to separation of subsidiary	2,400,000
Restricted stock units and performance stock units activity [Roll forward]
Nonvested beginning balance (in shares)	776,596	1,020,600
Granted (in shares)		167,301
Released to participants (in shares)		(384,883)
Forfeited (in shares)		(26,422)
Nonvested ending balance (in shares)		776,596	1,020,600
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)		10,000,000
Shares reserved for issuance under the plan (in shares)		2,000,000
Forfeiture rate maximum (in hundredths)		3.00%
Share based compensation expense		28,600,000	22,600,000	40,700,000
Share based compensation tax benefit		17,600,000	14,200,000	25,700,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)		15,600,000
Shares reserved for issuance under the plan (in shares)		900,000
Performance Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding awards vesting period (in years)		3 years
Weighted Average Price [Abstract]
Nonvested beginning balance (in dollars per share)		$ 32.74
Granted (in dollars per share)		$ 52.34	$ 42.39	$ 34.68
Released to participants (in dollars per share)		$ 24.05
Forfeited (in dollars per share)		$ 42.53
Nonvested ending balance (in dollars per share)		$ 41.10	$ 32.74
Fair value of shares granted		19,742,000	25,466,000	29,186,000
Unrecognized compensation cost related to our nonvested restricted stock unit awards		22,500,000
Period over which compensation cost related to nonvested restricted stock will be recognized (in years)		1 year 8 months 8 days
Restricted stock units and performance stock units activity [Roll forward]
Nonvested beginning balance (in shares)		2,133,157
Granted (in shares)		377,200
Released to participants (in shares)		(801,354)
Forfeited (in shares)		(56,858)
Nonvested ending balance (in shares)		1,652,145	2,133,157
Volatility (in hundredths)		22.27%	27.00%	39.91%
Dividend Yield (in hundredths)		3.04%	2.86%	3.30%
Risk-free Interest Rate (in hundredths)		0.42%	0.38%	1.33%
Non-employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)		1,400,000
Shares reserved for issuance under the plan (in shares)		1,000,000
The maximum number of shares for which options or other awards may be granted to any employee during any year (in shares)		40,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)		11,600,000
Restricted stock units and performance stock units activity [Roll forward]
Maximum allowable percentage of annual base pay withheld to purchase our common stock (in hundredths)		10.00%
Maximum allowable percentage of annual base pay from all means to purchase our common stock (in hundredths)		10.00%
Purchase price percentage of the lower of its grant date or exercise date market price (in hundredths)		85.00%
Percentage of employees participating in the Employee Stock Purchase Plan (in hundredths)		52.00%	55.00%	56.00%
Compensation expense for the Employee Stock Purchase Plan		2,900,000		2,800,000
Shares sold under the Employee Stock Purchase Plan (in shares)		254,960	256,490	365,116
Share price of shares sold under the Employee Stock Purchase Plan (in dollars per share)		35.97	35.97	23.70
Employee Stock Award Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)		900,000
Shares reserved for issuance under the plan (in shares)		63,975	42,467	295,694
Share based compensation expense				5,200,000
Description of the Plan		Under our Employee Stock Award Program, we issued, for no monetary consideration, to all eligible employees one share of our common stock when the per-share closing price of our common stock on the NYSE was for the first time at or above $13 per share.
Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense, Net of Tax		21,100,000	15,100,000	25,900,000
Subsequent Event [Member] | Performance Shares [Member]
Weighted Average Price [Abstract]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, reduction due to separation of subsidiary	151,000
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, reduction due to separation of subsidiary	$ 5,600,000